Share-based Compensation - Summary of Restricted Share Units (Detail) - Long Term Incentive Plans [Member] - Restricted Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2016	8,237,861
Shares, Granted	2,739,672
Shares, Vested	3,688,422
Shares, Forfeited	368,232
Shares, Outstanding at December 31, 2016	6,920,879	8,237,861
Weighted average grant date fair value, Outstanding at January 1, 2016	$ 78.03
Weighted average grant date fair value, Granted	98.16	$ 79.22	$ 63.42
Weighted average grant date fair value, Vested	75.61
Weighted average grant date fair value, Forfeited	76.00
Weighted average grant date fair value, Outstanding at December 31, 2016	$ 87.48	$ 78.03